Oil and Gas Interests (Tables)	12 Months Ended
Jun. 30, 2016
Components of Oil and Gas interest	Oil and gas interests consist of the following:

	2016	2015
Oil and gas interests	$18,388	$18,098
Less: accumulated depletion	(11,352)	(10,385)
impairment charge	(1,638)	—

	$5,398	$7,713